Allowance For Loan Losses (Schedule Of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	$ 5,377	$ 9,178
With no related allowance recorded, Unpaid principal balance	5,377	9,118
With an allowance recorded, Recorded investment	1,392	3,416
With an allowance recorded, Unpaid principal balance	1,392	3,416
With an allowance recorded, Related allowance	252
Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	449	459
With no related allowance recorded, Unpaid principal balance	449	459
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
Home equity - junior liens
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	297	298
With no related allowance recorded, Unpaid principal balance	297	298
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
Commercial And Industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	4,631	8,421
With no related allowance recorded, Unpaid principal balance	4,631	8,361
With an allowance recorded, Recorded investment	1,392	3,416
With an allowance recorded, Unpaid principal balance	1,392	3,416
With an allowance recorded, Related allowance	252
Consumer Loan
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	0
DDA Overdrafts
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	0	0
With no related allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Recorded investment	0	0
With an allowance recorded, Unpaid principal balance	0	0
With an allowance recorded, Related allowance	$ 0